Derivatives - Schedule of Composition of Derivative Financial Instruments Portfolio (Detail) - BRL (R$) R$ in Millions	Dec. 31, 2021	Dec. 31, 2020
Derivative assets [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 69,045	R$ 76,504
% per maturity term	100.00%	100.00%
Derivative assets [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 483	R$ 230
% per maturity term	0.70%	0.30%
Derivative assets [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 15,492	R$ 17,634
% per maturity term	22.40%	23.00%
Derivative assets [Member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 285	R$ 56
Derivative assets [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,261	R$ 5,553
% per maturity term	9.10%	7.30%
Derivative assets [Member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 2	R$ 1
Derivative assets [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6,031	R$ 2,850
% per maturity term	8.70%	3.70%
Derivative assets [Member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 0	R$ 6
Derivative assets [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5,632	R$ 9,099
% per maturity term	8.20%	11.90%
Derivative assets [Member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 6	R$ 1
Derivative assets [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 8,826	R$ 6,478
% per maturity term	12.80%	8.50%
Derivative assets [Member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 25	R$ 12
Derivative assets [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 26,803	R$ 34,890
% per maturity term	38.80%	45.60%
Derivative assets [Member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 165	R$ 154
Derivative assets [Member] | Swap [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 38,014	R$ 46,019
% per maturity term	55.00%	60.20%
Derivative assets [Member] | Swap [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,820	R$ 4,064
Derivative assets [Member] | Swap [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	370	515
Derivative assets [Member] | Swap [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	837	629
Derivative assets [Member] | Swap [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	2,596	1,808
Derivative assets [Member] | Swap [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	7,341	5,117
Derivative assets [Member] | Swap [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	25,050	33,886
Derivative assets [Member] | Option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 21,252	R$ 20,418
% per maturity term	30.80%	26.70%
Derivative assets [Member] | Option agreements [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 10,599	R$ 10,103
Derivative assets [Member] | Option agreements [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,515	2,325
Derivative assets [Member] | Option agreements [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3,788	523
Derivative assets [Member] | Option agreements [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,913	5,935
Derivative assets [Member] | Option agreements [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	683	992
Derivative assets [Member] | Option agreements [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	754	540
Derivative assets [Member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 3,111	R$ 2,085
% per maturity term	4.50%	2.70%
Derivative assets [Member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,595	R$ 1,323
Derivative assets [Member] | Forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,167	367
Derivative assets [Member] | Forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	290	297
Derivative assets [Member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	56	93
Derivative assets [Member] | Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 242	R$ 156
% per maturity term	0.40%	0.20%
Derivative assets [Member] | Credit derivatives [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 7	R$ 8
Derivative assets [Member] | Credit derivatives [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	8	7
Derivative assets [Member] | Credit derivatives [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	22	29
Derivative assets [Member] | Credit derivatives [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	205	112
Derivative assets [Member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 5,943	R$ 7,596
% per maturity term	8.60%	9.90%
Derivative assets [Member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	R$ 1,193	R$ 2,088
Derivative assets [Member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,207	2,345
Derivative assets [Member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,109	1,387
Derivative assets [Member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	1,053	1,255
Derivative assets [Member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	752	323
Derivative assets [Member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	629	198
Derivative assets [Member] | Forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial assets at fair value	3	5
Derivative liabilities [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (63,204)	R$ (79,505)
% per maturity term	100.00%	100.00%
Derivative liabilities [member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (155)	R$ (47)
% per maturity term	0.20%	0.10%
Derivative liabilities [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,153)	R$ (16,791)
% per maturity term	11.30%	21.10%
Derivative liabilities [member] | 0-30 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4)
Derivative liabilities [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,066)	R$ (4,290)
% per maturity term	11.20%	5.40%
Derivative liabilities [member] | 31-90 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (2)	R$ (1)
Derivative liabilities [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (9,108)	R$ (2,712)
% per maturity term	14.40%	3.40%
Derivative liabilities [member] | 91-180 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (6)	R$ (10)
Derivative liabilities [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (7,625)	R$ (12,672)
% per maturity term	12.10%	15.90%
Derivative liabilities [member] | 181-365 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (5)	R$ (1)
Derivative liabilities [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (8,596)	R$ (6,895)
% per maturity term	13.60%	8.70%
Derivative liabilities [member] | 366-720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (36)	R$ (14)
Derivative liabilities [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (23,656)	R$ (36,145)
% per maturity term	37.40%	45.50%
Derivative liabilities [member] | Over 720 days [Member] | Swaps other [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (102)	R$ (21)
Derivative liabilities [member] | Swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (34,646)	R$ (51,789)
% per maturity term	54.90%	65.10%
Derivative liabilities [member] | Swaps [Member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1,562)	R$ (7,344)
Derivative liabilities [member] | Swaps [Member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(638)	(651)
Derivative liabilities [member] | Swaps [Member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,057)	(1,135)
Derivative liabilities [member] | Swaps [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(2,275)	(1,826)
Derivative liabilities [member] | Swaps [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(6,944)	(5,573)
Derivative liabilities [member] | Swaps [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(22,170)	(35,260)
Derivative liabilities [member] | Option agreements [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (22,547)	R$ (20,262)
% per maturity term	35.70%	25.50%
Derivative liabilities [member] | Option agreements [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,086)	R$ (6,355)
Derivative liabilities [member] | Option agreements [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(5,170)	(1,969)
Derivative liabilities [member] | Option agreements [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(7,479)	(543)
Derivative liabilities [member] | Option agreements [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(4,247)	(9,869)
Derivative liabilities [member] | Option agreements [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(786)	(998)
Derivative liabilities [member] | Option agreements [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(779)	(528)
Derivative liabilities [member] | Forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (762)	R$ (905)
% per maturity term	1.20%	1.10%
Derivative liabilities [member] | Forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (762)	R$ (892)
Derivative liabilities [member] | Forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	0	(11)
Derivative liabilities [member] | Forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	0	(2)
Derivative liabilities [member] | Credit derivatives [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (198)	R$ (76)
% per maturity term	0.30%	0.10%
Derivative liabilities [member] | Credit derivatives [Member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (1)	R$ (2)
Derivative liabilities [member] | Credit derivatives [Member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(8)	(9)
Derivative liabilities [member] | Credit derivatives [Member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(188)	(65)
Derivative liabilities [member] | Non deliverable forward [member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (4,896)	R$ (6,426)
% per maturity term	7.70%	8.10%
Derivative liabilities [member] | Non deliverable forward [member] | 0-30 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (739)	R$ (2,200)
Derivative liabilities [member] | Non deliverable forward [member] | 31-90 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,256)	(1,669)
Derivative liabilities [member] | Non deliverable forward [member] | 91-180 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(565)	(1,013)
Derivative liabilities [member] | Non deliverable forward [member] | 181-365 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(1,097)	(972)
Derivative liabilities [member] | Non deliverable forward [member] | 366-720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	(822)	(301)
Derivative liabilities [member] | Non deliverable forward [member] | Over 720 days [Member]
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	R$ (417)	R$ (271)